Summary of interest rate risk profile of consolidated entity interest bearing financial instruments (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Financial Assets	$ 4,533,155	$ 5,356,926
Financial Liabilities	3,226,917	2,212,757
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	69,942	69,942
Financial Liabilities
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets	3,174,700	4,083,735
Cash and cash equivalent [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Cash and cash equivalent [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Cash and cash equivalent [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	1,288,513	1,203,249
Trade and other receivables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 69,942	$ 69,942
Weighted Average Interest Rate	1.04%	21.00%
Term deposits [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 69,942	$ 69,942
Term deposits [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Term deposits [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	2,507,573	1,454,241
Trade and other payables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Trade and other payables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Trade and other payables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	417,744	450,416
Lease liability [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	301,600	308,100
Borrowing [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowing [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowing [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Floating interest rate [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Non interest bearing [member]
IfrsStatementLineItems [Line Items]
Financial Assets	4,463,213	5,286,984
Financial Liabilities	3,226,917	2,212,757
Non interest bearing [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets	3,174,700	4,083,735
Non interest bearing [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	1,288,513	1,203,249
Non interest bearing [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Non interest bearing [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	2,507,573	1,454,241
Non interest bearing [member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	417,744	450,416
Non interest bearing [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	$ 301,600	$ 308,100